Segmented information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Results of Operations and Assets for Segments

	Year ended December 31, 2019
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,366,971	$257,950	$—	$1,624,921
Fuel, power and water purchased	426,046	17,258	—	443,304
Net revenue	940,925	240,692	—	1,181,617
Operating expenses	396,559	75,209	221	471,989
Administrative expenses	36,628	19,405	769	56,802
Depreciation and amortization	194,498	88,825	981	284,304
Loss on foreign exchange	—	—	3,146	3,146
Operating income (loss)	313,240	57,253	(5,117)	365,376
Interest expense	(101,518)	(61,039)	(18,931)	(181,488)
Income from long-term investments	9,334	104,025	285,733	399,092
Other income (expenses)	(32,292)	15,946	(11,567)	(27,913)
Earnings before income taxes	$188,764	$116,185	$250,118	$555,067
Property, plant and equipment	$4,754,373	$2,444,382	$32,909	$7,231,664
Investments carried at fair value	27,072	1,267,075	—	1,294,147
Equity-method investees	29,827	53,670	273	83,770
Total assets	6,816,063	4,014,067	81,340	10,911,470
Capital expenditures	$478,936	$102,396	$—	$581,332
(1) Revenue includes $22,282 related to net hedging gains from energy derivative contracts for the year ended December 31, 2019 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $(4,405) related to alternative revenue programs for the year ended December 31, 2019 that do not represent revenue recognized from contracts with customers.

21.	Segmented information (continued)

	Year ended December 31, 2018
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,401,240	$247,223	$—	$1,648,463
Fuel and power purchased	456,974	27,164	—	484,138
Net revenue	944,266	220,059	—	1,164,325
Operating expenses	401,486	70,980	—	472,466
Administrative expenses	33,234	18,539	937	52,710
Depreciation and amortization	177,719	82,044	1,009	260,772
Gain on foreign exchange	—	—	(58)	(58)
Operating income (loss)	331,827	48,496	(1,888)	378,435
Interest expense	(99,063)	(50,920)	(2,135)	(152,118)
Income (loss) from long-term investments	5,558	45,741	(136,117)	(84,818)
Other expenses	(6,775)	(1,576)	(687)	(9,038)
Earnings (loss) before income taxes	$231,547	$41,741	$(140,827)	$132,461
Property, plant and equipment	$4,210,115	$2,152,420	$31,023	$6,393,558
Investment carried at fair value	—	814,530	—	814,530
Equity-method investees	55	29,273	260	29,588
Total assets	6,022,262	3,269,786	106,541	9,398,589
Capital expenditures	$370,221	$96,148	$—	$466,369

(1) Revenue includes $14,953 related to net hedging gains from energy derivative contracts for the year ended December 31, 2018 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $7,425 related to alternative revenue programs for the year ended December 31, 2018 that do not represent revenue recognized from contracts with customers.

Information on Operations by Geographic Area	Information on operations by geographic area is as follows:

	2019	2018
Revenue
Canada	$87,226	$70,358
United States	1,537,695	1,578,105
	$1,624,921	$1,648,463
Property, plant and equipment
Canada	$752,016	$415,979
United States	6,479,648	5,977,579
	$7,231,664	$6,393,558
Intangible assets
Canada	$23,795	$23,994
United States	23,821	31,000
	$47,616	$54,994